Significant accounting policies - Goodwill (Details) - cashGeneratingUnit	Apr. 03, 2022	Mar. 28, 2021
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Number of cash generating units that contribute to goodwill	10	7